Form N-1A Supplement	Apr. 17, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM ASSET ALLOCATION FUNDS
PUTNAM FUNDS TRUST
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
II. The names of the benchmarks for the funds listed below are changed as follows:

Fund	Current Benchmark Name	New Benchmark Name

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Balanced Blended Benchmark	Franklin Balanced Blended Benchmark

Putnam Dynamic Asset Allocation Conservative Fund	Putnam Conservative Blended Benchmark	Franklin Conservative Blended Benchmark

Putnam Dynamic Asset Allocation Equity Fund	Putnam Equity Blended Benchmark	Franklin Equity Blended Benchmark

Putnam Dynamic Asset Allocation Growth Fund	Putnam Growth Blended Benchmark	Franklin Growth Blended Benchmark

Putnam Multi-Asset Income Fund	Putnam Multi-Asset Income Blended Benchmark	Franklin Multi-Asset Income Blended Benchmark
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Plus 2055 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Plus 2060 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Maturity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage 2030 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage 2035 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage 2040 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage 2045 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage 2050 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage 2055 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage 2060 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage 2065 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Plus 2065 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage 2070 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Plus 2070 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Plus 2050 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Plus Maturity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Plus 2045 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Plus 2040 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Plus 2035 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Target Date Funds | Putnam Target Date Funds | Putnam Retirement Advantage Plus 2030 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

PUTNAM ASSET ALLOCATION FUNDS | PUTNAM ASSET ALLOCATION FUNDS
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM ASSET ALLOCATION FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
II. The names of the benchmarks for the funds listed below are changed as follows:

Fund	Current Benchmark Name	New Benchmark Name

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Balanced Blended Benchmark	Franklin Balanced Blended Benchmark

Putnam Dynamic Asset Allocation Conservative Fund	Putnam Conservative Blended Benchmark	Franklin Conservative Blended Benchmark

Putnam Dynamic Asset Allocation Equity Fund	Putnam Equity Blended Benchmark	Franklin Equity Blended Benchmark

Putnam Dynamic Asset Allocation Growth Fund	Putnam Growth Blended Benchmark	Franklin Growth Blended Benchmark

Putnam Multi-Asset Income Fund	Putnam Multi-Asset Income Blended Benchmark	Franklin Multi-Asset Income Blended Benchmark
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

PUTNAM ASSET ALLOCATION FUNDS | PUTNAM ASSET ALLOCATION FUNDS | Putnam Dynamic Asset Allocation Balanced Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM ASSET ALLOCATION FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
II. The names of the benchmarks for the funds listed below are changed as follows:

Fund	Current Benchmark Name	New Benchmark Name

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Balanced Blended Benchmark	Franklin Balanced Blended Benchmark

Putnam Dynamic Asset Allocation Conservative Fund	Putnam Conservative Blended Benchmark	Franklin Conservative Blended Benchmark

Putnam Dynamic Asset Allocation Equity Fund	Putnam Equity Blended Benchmark	Franklin Equity Blended Benchmark

Putnam Dynamic Asset Allocation Growth Fund	Putnam Growth Blended Benchmark	Franklin Growth Blended Benchmark

Putnam Multi-Asset Income Fund	Putnam Multi-Asset Income Blended Benchmark	Franklin Multi-Asset Income Blended Benchmark
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

PUTNAM ASSET ALLOCATION FUNDS | PUTNAM ASSET ALLOCATION FUNDS | Putnam Dynamic Asset Allocation Conservative Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM ASSET ALLOCATION FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
II. The names of the benchmarks for the funds listed below are changed as follows:

Fund	Current Benchmark Name	New Benchmark Name

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Balanced Blended Benchmark	Franklin Balanced Blended Benchmark

Putnam Dynamic Asset Allocation Conservative Fund	Putnam Conservative Blended Benchmark	Franklin Conservative Blended Benchmark

Putnam Dynamic Asset Allocation Equity Fund	Putnam Equity Blended Benchmark	Franklin Equity Blended Benchmark

Putnam Dynamic Asset Allocation Growth Fund	Putnam Growth Blended Benchmark	Franklin Growth Blended Benchmark

Putnam Multi-Asset Income Fund	Putnam Multi-Asset Income Blended Benchmark	Franklin Multi-Asset Income Blended Benchmark
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

PUTNAM ASSET ALLOCATION FUNDS | PUTNAM ASSET ALLOCATION FUNDS | Putnam Multi-Asset Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM ASSET ALLOCATION FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
II. The names of the benchmarks for the funds listed below are changed as follows:

Fund	Current Benchmark Name	New Benchmark Name

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Balanced Blended Benchmark	Franklin Balanced Blended Benchmark

Putnam Dynamic Asset Allocation Conservative Fund	Putnam Conservative Blended Benchmark	Franklin Conservative Blended Benchmark

Putnam Dynamic Asset Allocation Equity Fund	Putnam Equity Blended Benchmark	Franklin Equity Blended Benchmark

Putnam Dynamic Asset Allocation Growth Fund	Putnam Growth Blended Benchmark	Franklin Growth Blended Benchmark

Putnam Multi-Asset Income Fund	Putnam Multi-Asset Income Blended Benchmark	Franklin Multi-Asset Income Blended Benchmark
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

PUTNAM ASSET ALLOCATION FUNDS | PUTNAM ASSET ALLOCATION FUNDS | Putnam Dynamic Asset Allocation Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM ASSET ALLOCATION FUNDS
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
II. The names of the benchmarks for the funds listed below are changed as follows:

Fund	Current Benchmark Name	New Benchmark Name

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Balanced Blended Benchmark	Franklin Balanced Blended Benchmark

Putnam Dynamic Asset Allocation Conservative Fund	Putnam Conservative Blended Benchmark	Franklin Conservative Blended Benchmark

Putnam Dynamic Asset Allocation Equity Fund	Putnam Equity Blended Benchmark	Franklin Equity Blended Benchmark

Putnam Dynamic Asset Allocation Growth Fund	Putnam Growth Blended Benchmark	Franklin Growth Blended Benchmark

Putnam Multi-Asset Income Fund	Putnam Multi-Asset Income Blended Benchmark	Franklin Multi-Asset Income Blended Benchmark
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

PUTNAM FUNDS TRUST | PUTNAM FUNDS TRUST
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM FUNDS TRUST
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
II. The names of the benchmarks for the funds listed below are changed as follows:

Fund	Current Benchmark Name	New Benchmark Name

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Balanced Blended Benchmark	Franklin Balanced Blended Benchmark

Putnam Dynamic Asset Allocation Conservative Fund	Putnam Conservative Blended Benchmark	Franklin Conservative Blended Benchmark

Putnam Dynamic Asset Allocation Equity Fund	Putnam Equity Blended Benchmark	Franklin Equity Blended Benchmark

Putnam Dynamic Asset Allocation Growth Fund	Putnam Growth Blended Benchmark	Franklin Growth Blended Benchmark

Putnam Multi-Asset Income Fund	Putnam Multi-Asset Income Blended Benchmark	Franklin Multi-Asset Income Blended Benchmark
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

PUTNAM FUNDS TRUST | PUTNAM FUNDS TRUST | Putnam Dynamic Asset Allocation Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM FUNDS TRUST
SUPPLEMENT DATED APRIL 17, 2026
SUMMARY PROSPECTUS (AS APPLICABLE), PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A
All changes described below are effective July 15, 2026.
I. The name of each fund listed in Schedule A is changed as follows:

Current Name	New Name

Putnam Dynamic Asset Allocation Balanced Fund	Franklin Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund	Franklin Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund	Franklin Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund	Franklin Dynamic Asset Allocation Growth Fund

Putnam Multi-Asset Income Fund	Franklin Multi-Asset Income Fund

Putnam Retirement Advantage 2030 Fund	Franklin Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund	Franklin Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund	Franklin Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund	Franklin Retirement Advantage 2045 Fund

Current Name	New Name

Putnam Retirement Advantage 2050 Fund	Franklin Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund	Franklin Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund	Franklin Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund	Franklin Retirement Advantage 2065 Fund

Putnam Retirement Advantage 2070 Fund	Franklin Retirement Advantage 2070 Fund

Putnam Retirement Advantage Maturity Fund	Franklin Retirement Advantage Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund	Franklin Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund	Franklin Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund	Franklin Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund	Franklin Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund	Franklin Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus 2055 Fund	Franklin Retirement Advantage Plus 2055 Fund

Putnam Retirement Advantage Plus 2060 Fund	Franklin Retirement Advantage Plus 2060 Fund

Putnam Retirement Advantage Plus 2065 Fund	Franklin Retirement Advantage Plus 2065 Fund

Putnam Retirement Advantage Plus 2070 Fund	Franklin Retirement Advantage Plus 2070 Fund

Putnam Retirement Advantage Plus Maturity Fund	Franklin Retirement Advantage Plus Maturity Fund
II. The names of the benchmarks for the funds listed below are changed as follows:

Fund	Current Benchmark Name	New Benchmark Name

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Balanced Blended Benchmark	Franklin Balanced Blended Benchmark

Putnam Dynamic Asset Allocation Conservative Fund	Putnam Conservative Blended Benchmark	Franklin Conservative Blended Benchmark

Putnam Dynamic Asset Allocation Equity Fund	Putnam Equity Blended Benchmark	Franklin Equity Blended Benchmark

Putnam Dynamic Asset Allocation Growth Fund	Putnam Growth Blended Benchmark	Franklin Growth Blended Benchmark

Putnam Multi-Asset Income Fund	Putnam Multi-Asset Income Blended Benchmark	Franklin Multi-Asset Income Blended Benchmark
SCHEDULE A

Fund	Date of Prospectus

PUTNAM ASSET ALLOCATION FUNDS
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

PUTNAM FUNDS TRUST
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025

PUTNAM TARGET DATE FUNDS
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026